SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 7,154,462	$ 5,781,000	$ 4,675,328	$ 4,451,256
Restricted cash	296,322	296,322	$ 296,322	$ 296,322
Marketable securities	2,212,401	3,497,166
Total	9,663,185	9,574,488
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,124,364	5,781,000
Restricted cash	296,322	296,322
Marketable securities	2,212,401	3,497,166
Total	9,633,087	9,574,488
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0	0
Total	$ 0	$ 0